Consolidation principles and methods (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
General principles and statement of compliance and basis of presentation
The unaudited interim condensed consolidated financial statements as of June 30, 2026 and for the six-month period ended June 30, 2026 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The unaudited interim condensed consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting” which provides for the presentation of selected explanatory notes. As they are unaudited interim condensed consolidated financial statements, the accompanying notes do not contain all the disclosures required for annual consolidated financial statements and should therefore be read in conjunction with the Company’s consolidated financial statements prepared in accordance with IFRS ® Accounting Standards, as of and for the year ended December 31, 2025.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with IAS 34 – “Interim Financial Reporting” requires the use of estimates and assumptions that affect the amounts and information disclosed in the condensed consolidated financial statements. See Note 3.2 – Use of judgement, estimates and assumptions.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026 are identical to those used for the year ended December 31, 2025 except for the standards listed below that required adoption in 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2026

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2026 in the European Union primarily concern:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
■Annual Improvements to IFRS Accounting Standards and amendments to:
■IFRS 1 First-time Adoption of International Financial Reporting Standards;
■IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
■IFRS 9 Financial Instruments;
■IFRS 10 Consolidated Financial Statements; and
■IAS 7 Statement of Cash flows.

These amendments had no material impact on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – as of January 1, 2027;
■Amendments to IAS 28 Investments in Associates and Joint Ventures – as of January 1, 2027;
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027;
■The Company is continuing to assess the potential impacts of adopting IFRS 18. At this stage, it does not expect the application of this new standard to have a significant impact on its financial statements;
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027;
■New standard – IFRS 20 Regulatory Assets and Regulatory Liabilities – as of January 1, 2029.

The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.

Seasonality of the Company’s activities

According to IAS 34 – “Interim Financial Reporting”, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed consolidated financial statements in order to provide a better understanding and comparison of its interim consolidated financial statements.

As mentioned in Note 16 – Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed consolidated financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34.20.

Going Concern

The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and collection of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning multiple years. The Company does not expect to generate revenue from product sales in the near future. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.

Furthermore, the Company may face unforeseen challenges, complications, development delays, and other unknown factors that may incur additional expenses.

As of June 30, 2026 the Company has a cash and cash equivalents closing balance of €110.9 million consisting of cash and short-term bank deposits that are liquid and easily convertible within 3 months without penalty or risk of change in value (see Note 9 – Cash and cash equivalents).

Based on the Company’s cash and cash equivalent balance at June 30, 2026, the Company projects that it has sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months from the authorization date of these financial statements. Accordingly, Management has determined there is no substantial doubt regarding the Company's ability to continue as a going concern.

Basis of consolidation	BASIS OF CONSOLIDATION
Consolidated entities

As of June 30, 2026, the consolidation scope is comprised of the parent entity (Nanobiotix S.A.) which has one wholly owned subsidiary and one trust:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•A management trust established in December 2025 as part of the royalty financing agreement (See Note 4.6. - Royalty Financing Agreement to the consolidated financial statements as of and for the year ended December 31, 2025).

Nanobiotix Germany GmbH, created in October 2017 and located in Germany, a subsidiary fully owned by the Company, has been liquidated in April 2026.

Accordingly, the unaudited interim condensed consolidated financial statements for the six-month period ended as of June 30, 2026 include the operations of each of these subsidiaries.

Foreign currency transactions

The unaudited interim condensed consolidated financial statements are presented in thousands of euros, which is the Group’s presentation currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas, items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the unaudited interim condensed consolidated financial statements to convert the financial statements of the U.S Subsidiary were (source: Banque de France):
•a closing rate of $1.1394 as of June 30, 2026 and an average rate of $1.1670 for the six-month period ended June 30, 2026;
•a closing rate of $1.1720 as of June 30, 2025 and an average rate of $1.1293 for the six-month period ended June 30, 2025 .
•a closing rate of $1.1750 as of December 31, 2025 and an average rate of $1.1293 for the year ended December 31, 2025.

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Use of judgement, estimates and assumptions	USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS
The preparation of unaudited interim condensed consolidated financial statements in accordance with IAS 34 requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (See Note 18 – Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted or substantively enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax loss carryforwards in the interim condensed statements of consolidated financial position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated quarterly for each study and a provision is recognized accordingly.

(See Note 14.1 – Trade and other payables for information regarding the clinical trial accruals as of June 30, 2026 and December 31, 2025).

Going Concern

Management assesses the Company's ability to continue as a going concern at each reporting date, using all quantitative and qualitative information available. This assessment, by its nature, relies on estimates of future cash flows and other future events whose subsequent changes could materially impact the validity of such an assessment. See Note 2 - General Information, Statement of Compliance and Basis of Presentation).

Revenue recognition

In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers.

Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.

Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation in proportion to our best estimate of the standalone selling price of each distinct good or service in the contract.

Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.

Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.

Contract modification — The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the transaction price, and on the entity's measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to revenue at the date of the contract modification (i.e. on a cumulative catch-up basis). The Company is required to use significant judgments with respect to identifying and determining the amended standalone selling price of the performance obligations, the transaction price allocation and the adjusted timing of satisfaction of the remaining services provided to customers.

See Note 16 – Revenues and other income for additional detail regarding the Company’s accounting policies and specific judgments taken with regards to revenue recognition, and for its additional sources of revenue and other income.

Measurement of financial assets and liabilities

Under the Royalty Financing Agreement, the Company is the issuer of the bonds and incurs an obligation to settle the bonds in cash with HCRx being the subscriber; consequently, this transaction is recognized as a financial liability in accordance with IAS 32. In order to determine the appropriate accounting treatment, the Company conducted a comprehensive analysis in accordance with IFRS 9. The contract’s cash flows are indexed to non-financial variables specific to a party – specifically, the Company’s revenues derived from: (i) royalties (ii) regulatory milestones and (iii) commercial milestones. Therefore, the Company has elected to consider that contracts dependent on a non-financial variable specific to a party are excluded from the IFRS 9 definition of a derivative. As such, the financial liability arising from Royalty Financing does not meet the definition of a derivative, nor does it contain any embedded derivative to be bifurcated or that is not closely related to the instrument.

The EIB Loan and Royalty Financing Agreement are classified as financial liabilities in accordance with IFRS 9, initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

The measurement of the Company’s financial liabilities arising from the EIB loan and the Royalty Financing requires the use of significant management judgment and estimates, due to the presence of variable and contingent cash flows indexed to future royalty streams, commercial and regulatory milestones.

At inception recognition, these instruments were measured at fair value (equal to the transaction price), which required management to estimate future cash flows and determine an appropriate discount rate reflecting the Company’s credit risk and the specific uncertainties related to the timing and amount of royalty‑based and milestones payments. In particular, expected royalty-based and milestone payments were estimated based on sales forecasts of JNJ‑1900 (NBTXR3), taking into account key operational assumptions such as anticipated market launch dates, nature of clinical development, growth trajectories and market penetration rates by geography. These assumptions reflect the best estimate of the Management, at each closing date, regarding future loan repayment expectations as per contractual terms.

Subsequent to initial recognition, both the EIB loan and the Royalty Financing are measured at amortized cost using the effective interest rate method. At each reporting date, the Company updates its best estimate of future cash flows based on revised assumptions including unadjusted sales forecasts and contractual terms. Any modification of estimated cash flows that does not result in derecognition is accounted for by recalculating the gross carrying amount of the liability using the original effective interest rate, with the resulting adjustment recognized in profit or loss.

In addition, for disclosure purposes, the fair value of the EIB loan and the Royalty Financing Agreement are reassessed at each reporting date using the same valuation methodology as at inception.

The Royalty Financing Agreement, which is denominated in U.S. dollars, is remeasured at each reporting date using the closing exchange rate in accordance with IAS 21. Actual outcomes may differ from these estimates, and changes in assumptions could result in a material adjustment to the carrying amounts of these financial liabilities in future periods to be recognized in profit or loss.

See Note 13.1 - Financial liabilities for more details.

Revenues and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026, are identical to those used for the year ended December 31, 2025.